Intangible Assets and Goodwill - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 8.4	$ 8.9	$ 8.9
Amortization expense of intangible assets, 2023	11.6
Amortization expense of intangible assets, 2024	10.0
Amortization expense of intangible assets, 2025	6.9
Amortization expense of intangible assets, 2026	6.9
Amortization expense of intangible assets, 2027	$ 3.6